GROUP BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	$ 1,513	$ 1,449
Goodwill	2,989	2,928
Intangible assets	1,398	1,486
Investments	10	9
Investments in associates	188	108
Other non-current assets	15	33
Retirement benefit assets	182	133
Deferred tax assets	201	202
Total non current assets	6,496	6,348
Current assets
Inventories	1,844	1,691
Trade and other receivables	1,184	1,116
Current tax receivable	106	95
Cash at bank	1,290	1,762
Total current assets	4,424	4,664
Total assets	10,920	11,012
Equity attributable to owners of the Company
Share capital	177	177
Share premium	614	612
Capital redemption reserve	18	18
Treasury shares	(120)	(157)
Other reserves	(346)	(329)
Retained earnings	5,225	4,958
Total equity	5,568	5,279
Non-current liabilities
Long-term borrowings and lease liabilities	2,848	3,353
Retirement benefit obligations	127	163
Other payables	67	94
Provisions	35	294
Deferred tax liabilities	144	141
Total non-current liabilities	3,221	4,045
Current liabilities
Bank overdrafts, borrowings, loans and lease liabilities	491	337
Trade and other payables	1,096	1,022
Provisions	322	123
Current tax payable	222	206
Total current liabilities	2,131	1,688
Total liabilities	5,352	5,733
Total equity and liabilities	$ 10,920	$ 11,012